Restricted cash	12 Months Ended
Mar. 31, 2023
Restricted cash
Restricted cash

8.           Restricted cash

Restricted cash consists of approximately €20m (2022: €23m; 2021: €34m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).